2. Significant Accounting Policies (Sept. 2017) (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Restricted Cash	$ 1,000,000	$ 1,000,000	$ 0
Allowance for doubtful accounts	110,658	110,658	110,658
Reserve for obsolete inventory	$ 26,097	$ 26,097	$ 28,813